Leases (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating Lease, Right-of-Use Asset	$ 430	$ 2,602	$ 2,988
Operating Lease, Liability	404	2,712
Lease, Cost	200	1,300
Operating Lease, Cost	100	1,200
Short-Term Lease, Cost	$ 100	$ 100